Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrant Liabilities [Abstract]
Warrant Liabilities

Note 4. Warrant Liabilities

Warrants issued in connection with the Company’s registered public offering contain provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provision) and contain net settlement provisions. As a result, the Company accounts for these warrants as liabilities instead of equity instruments. Down-round provisions reduce the exercise or conversion price of a warrant if the Company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed for fixed” option.

The Company recognizes these warrants as liabilities at their fair value on the date of grant and remeasures them to fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013 totaling $4,827,788, which was based on the June 25, 2013 closing price of a share of the Company’s common stock as reported on OTC Markets of $0.96. On January 21, 2014, 250,000 warrants were exercised. The fair value of the warrants exercised, or $502,025, was reclassified from warrant liability to additional paid-in capital. On June 30, 2014, the closing price of the Company’s common stock as reported on OTC Markets was $2.13. Due to the fluctuations in the market value of the Company’s common stock from December 31, 2013 through June 30, 2014, the Company recognized a non-cash charge of $995,098 for the change in the fair value of the warrant liability for the six months ended June 30, 2014.

The assumptions used in connection with the valuation of warrants issued utilizing the Monte Carlo method were as follows:

	December 31, 2013	January 22, 2014	June 30, 2014

Number of shares underlying the warrants	5,309,438	5,309,438	5,059,438
Exercise price	$1.65	$1.65	$1.65
Volatility	135%	135%	130%
Risk-free interest rate	1.75%	1.30%	1.25%
Expected dividend yield	0	0	0
Expected warrant life (years)	4.5	4.42	3.99
Stock Price	$1.80	$2.29	$2.13

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects losses for the six months ended June 30, 2014 for the financial liability categorized as Level 3 as of June 30, 2014.

	December 31, 2013	Decrease from Warrants Exercised in 2014	Increase in Fair Value	June 30, 2014
Warrant liability	$8,281,247	$(502,025)	$995,098	$8,774,320

Note 4. Warrant Liabilities

Warrants issued in connection with the Company’s registered public offering contain provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) and contain net settlement provisions. The Company accounts for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant if a company issues equity shares for a price that is lower than the exercise or conversion price of the warrants. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of exercising the warrant by paying cash. The Company evaluates whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The Company recognizes these warrants as liabilities at their fair value on the date of grant and remeasures them at fair value on each reporting date.

The Company recognized an initial warrant liability for the warrants issued in connection with the registered public offering completed in June 2013. The initial warrant liability recognized on the related warrants totaled $4,827,788, which was based on the June 25, 2013 closing price of a share of our common stock as reported on OTC Markets of $0.96. On December 31, 2013, the closing price of our common stock as reported on OTC Markets was $1.80. Due to the fluctuations in the market value of our common stock from June 25, 2013 through December 31, 2013, we recognized a non-cash charge of $3,654,770 for the change in the fair value of the warrant liability during the year ended December 31, 2013.

The assumptions used in connection with the valuation of warrants issued utilizing the Monte Carlo method were as follows:

	December 31, 2013	Initial Measurement June 25, 2013

Number of shares underlying the warrants	5,309,438	5,416,851
Exercise price	$1.65	$1.65
Volatility	135%	140%
Risk-free interest rate	1.75%	1.49%
Expected dividend yield	0	0
Expected warrant life (years)	4.50	5
Stock Price	$1.80	$0.96

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects losses for the year ended December 31, 2013 for the financial liability categorized as Level 3 as of December 31, 2013.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

	Initial Measurement June 25, 2013	Decrease from Warrants Exercised in 2013	Increase in Fair Value	December 31, 2013
Warrant liability	$4,827,788	$(201,311)	$3,654,770	$8,281,247